General and administrative expense - Components (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of attribution of expenses by nature to their function [line items]
General and administrative expense	$ 16,825	$ 16,963	$ 34,776	$ 34,152
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	9,470	9,319	19,688	18,221
Occupancy Costs	386	255	670	476
Professional fees	2,081	4,156	4,644	6,437
Travel and entertainment	387	405	730	887
Office and related expenses	1,138	1,093	2,279	2,202
Bank fees & payment costs	219	231	514	399
Bad debt expense	186	168	124	378
Tax expense / (reversal)	859	(1,256)	1,098	(112)
Depreciation and amortization	2,029	2,034	4,100	3,967
Other general and administrative expense	70	558	929	1,297
General and administrative expense	$ 16,825	$ 16,963	$ 34,776	$ 34,152